Acquisitions	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions
3. Acquisitions
Business Combination
On April 4, 2022, the Company acquired 100% of the shares of Pete’s, a California-based indoor farming company. The Company acquired Pete’s in order to leverage Pete’s operational scale and retail distribution footprint to create a leading, scaled CEA operator with a national distribution footprint and access to approximately 10,000 retail doors. The purchase price consideration for the acquisition was $92.5 million in cash and 5,654,600 shares of Local Bounti common stock, which had an original consideration, at the time of signing, of $30.0 million and a fair value of $50.9 million as of the closing date of the Pete’s Acquisition. The acquisition has been accounted for as a business combination.

Acquisition related costs of $344 thousand and $4,245 thousand were included in selling, general and administrative expense in the Unaudited Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2022, respectively.
The purchase consideration was preliminary allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with the excess recorded to goodwill as shown below. Goodwill is primarily attributable to the assembled workforce and expanded market opportunities and was allocated to the Company’s single reporting unit. The goodwill is deductible for tax purposes over 15 years. For tax purposes, a 338(h)(10) election was filed to step up the tax basis of assets acquired to fair market value.
The preliminary allocation is as follows (in thousands):

Intangible assets	$55,019
Goodwill	36,598
Net assets acquired	55,607
Net liabilities assumed	(3,776)

Total fair value of net assets acquired:	$143,448

The measurement period for the valuation of assets acquired and liabilities assumed ends as soon as information on the facts and circumstances that existed as of the acquisition date becomes available, but does not exceed twelve months. The purchase price allocation is subject to future adjustments related to income taxes or other contingencies.
The following table sets forth the fair value of the identifiable intangible assets acquired as of the date of the acquisition (in thousands):

Customer relationships	$41,700
Trade name	7,400
Non-compete agreements	5,919

Total:	$55,019

The useful life of the customer relationships, trade name, and non-compete
agreements are approximately 16 years, seven years, and 18 months, respectively.
Pro forma financial information
The results of operations for Pete’s have been included in the Unaudited Condensed Consolidated Statements of Operations from the April 4, 2022 acquisition date through June 30, 2022 and include revenue of $5,839 thousand and net loss of $2,429 thousand.
The following unaudited pro forma results of operations have been prepared as though the business combination was completed on January 1, 2021. Pro forma amounts are based on the preliminary purchase price allocation of the acquisition and are not necessarily indicative of results that may be reported in the future.
Non-recurring
pro forma adjustments including acquisition-related costs directly attributable to the acquisition are included within the reported pro forma revenue and net loss.

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)		(in thousands)
Sales	$6,269	$5,992	$12,482	$11,413
Net loss	$(31,663)	$(14,410)	$(58,891)	$(36,742)

Asset Acquisition
On April 4, 2022, in connection with consummating the transactions contemplated by the Pete’s Acquisition purchase agreements, Pete’s acquired the properties previously being leased by Pete’s from STORE Master Funding XVIII, LLC (“STORE”) pursuant to certain sale-leaseback agreements between Pete’s and STORE for an aggregate purchase price of $25.8 million in cash (the “Property Acquisition”).
The Company accounted for the properties as an asset acquisition as substantially all of the fair value of the acquisition is concentrated in a single asset or group of similar identifiable assets.
The following table sets forth the fair value of the identifiable assets acquired as of the date of the acquisition (in thousands):

Land	$13,800
Construction-in-progress	12,013

Total:	$25,813